Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 2, 2014
to the Prospectus and Summary Prospectus, as supplemented or amended, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Bond Fund	3/1/2014
Effective July 1, 2014, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund"and the "More Information About the Fund" sections are each hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt obligations of issuers located in at least three different countries (which may include the U.S.).
Debt obligations include debt securities and instruments, including money market instruments, either issued or guaranteed as to principal and interest by (i) the U.S. Government, its agencies, authorities or instrumentalities, (ii) non-U.S. governments, their agencies, authorities or instrumentalities, or (iii) corporate or other non-governmental entities. The Fund may invest in debt securities and instruments across the credit quality spectrum and, at times, may invest significantly in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) in seeking to achieve higher dividends and/or capital appreciation.

The rest of the section remains the same.

Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 2, 2014
to the Prospectus and Summary Prospectus, as supplemented or amended, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Bond Fund	3/1/2014
Effective July 1, 2014, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund"and the "More Information About the Fund" sections are each hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt obligations of issuers located in at least three different countries (which may include the U.S.).
Debt obligations include debt securities and instruments, including money market instruments, either issued or guaranteed as to principal and interest by (i) the U.S. Government, its agencies, authorities or instrumentalities, (ii) non-U.S. governments, their agencies, authorities or instrumentalities, or (iii) corporate or other non-governmental entities. The Fund may invest in debt securities and instruments across the credit quality spectrum and, at times, may invest significantly in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) in seeking to achieve higher dividends and/or capital appreciation.

The rest of the section remains the same.